Changes to significant accounting policies	12 Months Ended
Dec. 31, 2022
Changes to significant accounting policies [Abstract]
Disclosure of changes in accounting policies [text block]	Changes to significant accounting policies
New accounting standards, amendments to accounting standards, and interpretations have been published that are not mandatory for the December 31, 2022, reporting period and have not been early adopted by the Company. These standards, amendments, or interpretations are not expected to have a material impact on the Company in the current or future reporting periods.
•Definition of Accounting Estimates – Amendments to IAS 8
•Classification of Liabilities as Current or Non-Current – Amendments to IAS 1
•Disclosure of Accounting Policies – Amendments to IAS 1 and IFRS Practice Statement 2
•Deferred Tax related to Assets and Liabilities arising from a Single Transaction – Amendments to IAS 12.
•Insurance Contracts – IFRS 17
New or revised accounting pronouncements adopted in 2022
The following new or revised standards have been issued by IASB, were effective for the year covered by these consolidated financial statements, and had no significant impact.
•Reference to the Conceptual Framework (Amendments to IFRS 3); and
•Annual Improvements to IFRS Standards 2018-2020 (Amendments to IFRS 9 and IFRS 16).